Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM VARIABLE TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Supplement [Text Block]	pvt1_SupplementTextBlock

Prospectus Supplement	February 28, 2014

Putnam VT Absolute Return 500 Fund
Prospectus dated April 30, 2013

In the section Fund summary or Fund summaries, the fund’s goal is deleted in its entirety and replaced with the following:

Putnam VT Absolute Return 500 Fund seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.

Putnam VT Absolute Return 500 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pvt1_SupplementTextBlock

Prospectus Supplement	February 28, 2014

Putnam VT Absolute Return 500 Fund
Prospectus dated April 30, 2013

In the section Fund summary or Fund summaries, the fund’s goal is deleted in its entirety and replaced with the following:

Putnam VT Absolute Return 500 Fund seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam VT Absolute Return 500 Fund seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.